Share Capital - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands		1 Months Ended
	Mar. 12, 2021 $ / shares shares	May 31, 2022 CNY (¥) shares	Jun. 30, 2022 ¥ / shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares consolidation	1.74
Value of share capital | $				$ 76,560	$ 76,560
Par value per share | $ / shares	$ 0.0001
Number of treasury shares				2,407,091	2,407,091
Number of shares outstanding				55,015,779	55,076,319
Ordinary shares surrendered, related party		60,540
Consideration for ordinary shares surrendered, related party | ¥		¥ 0
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share | (per share)	$ 0.000174		¥ 0.000174
Number of shares outstanding				57,422,870	57,483,410